Stock-based Compensation - Summary of RSUs Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value, granted	$ 8.78
Weighted average fair value, ending balance	$ 8.78
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	901,217	1,454,642
Number of shares, granted	932,123	384,692
Number of shares, released	(28,982)
Number of shares, cancelled	(6,884)	(938,117)
Number of shares, ending balance	1,797,474	901,217
Weighted average fair value, beginning balance	$ 8.78	$ 8.78
Weighted average fair value, granted	7.93	3.25
Weighted average fair value, released	8.78
Weighted average fair value, cancelled	8.78	6.51
Weighted average fair value, ending balance	$ 8.34	$ 8.78